Summary of Significant Accounting Policies (Details) - Developed technology [Member]	Mar. 31, 2024
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite live intangible assets term	1 year
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite live intangible assets term	15 years